JAY L. SWANSON (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

April 8, 2019

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549 Attention: Mr. Christopher Dunham

Re:	Heartland Financial USA, Inc. Registration Statement on Form S-4 Filed March 4, 2019 File No. 333-230060

Dear Mr. Dunham:

Accompanying this letter and filed electronically by EDGAR is Amendment No. 1 (the "Amendment") to the above Registration Statement on Form S‑4 (the “Registration Statement”) of Heartland Financial USA, Inc. (the "Company"). The Registration was filed in connection with the Company's proposed acquisition (the "Acquisition") of Blue Valley Banc Corp. ("BVBC").

As you know, the Amendment is being filed in response to your comment that the Registration Statement must include or incorporate by reference all of the information required to be disclosed by Item 18 of Form S-4 (the "Item 18 Information"). The Company's definitive proxy materials, which contain the Item 18 Information, were filed with the Commission on Friday, April 5, 2019, and the proxy statement/prospectus (the "Proxy Statement/Prospectus") contained in the Amendment incorporates the Company's definitive proxy statement by reference.

The blanks in the original Registration Statement have been completed in the Proxy Statement/Prospectus, and the Proxy Statement/Prospectus contains certain updated information reflecting the recent trading price of the Company's common stock. Also, a few updating and clean-up changes are included in the Proxy Statement/Prospectus.

As we discussed last week, the Company would appreciate it if the Commission would declare the Registration Statement effective at 4:30 p.m. (EDT) tomorrow (April 9, 2019). The Company intends to file an acceleration request later today.

As soon as you are in a position to advise us that the Commission has declared the Registration Statement effective, please contact me (telephone number: (612) 340-2763; email address: swanson.jay@dorsey.com) or John Marsalek of this firm (telephone number: (612) 492-6115; email address: marsalek.john@dorsey.com).

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

Division of Corporation Finance
Securities and Exchange Commission
April 8, 2019

The Company and I want to thank you very much for your cooperation and responsiveness (and particularly for your efforts to have the Registration Statement declared effective tomorrow).

Sincerely,

/s/ Jay L. Swanson

Jay L. Swanson

JLS:jmz

cc:	Mr. Bryan R. McKeag
Mr. Michael J. Coyle
Mr. J. Daniel Patten
Heartland Financial USA, Inc.

Mr. John Marsalek
Dorsey & Whitney LLP

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com